UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	19.5
2 - 2.99%	48.7
3 - 3.99%	25.2
4 - 4.99%	4.4
5 - 5.99%	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
1.125% 5/15/40	398,337,000	271,118,121
1.125% 8/15/40	198,730,000	134,034,069
1.25% 5/15/50	125,768,000	77,764,909
1.375% 11/15/40	1,033,963,000	727,409,121
1.375% 8/15/50	284,828,000	182,134,153
1.625% 11/15/50	193,973,000	132,712,387
1.75% 8/15/41	476,080,000	353,712,563
1.875% 2/15/41	632,606,000	484,660,212
1.875% 2/15/51	656,425,000	478,959,477
1.875% 11/15/51	610,140,000	444,305,852
2% 11/15/41	808,880,000	628,335,460
2% 2/15/50	404,349,000	305,852,111
2% 8/15/51	856,520,000	643,460,650
2.25% 5/15/41	404,582,000	329,923,978
2.25% 8/15/46	72,841,000	57,020,845
2.25% 8/15/49	429,147,000	343,686,400
2.25% 2/15/52	1,323,220,000	1,056,921,975
2.375% 2/15/42	1,538,360,000	1,272,271,866
2.375% 11/15/49	502,572,000	414,170,369
2.375% 5/15/51	635,074,000	522,844,517
2.5% 2/15/45	390,549,000	322,843,668
2.5% 2/15/46	117,718,000	97,039,178
2.5% 5/15/46	136,970,000	112,866,491
2.75% 8/15/42	230,060,000	202,111,304
2.75% 11/15/42	113,934,000	99,883,624
2.75% 8/15/47	745,784,000	648,045,509
2.75% 11/15/47	327,877,000	285,406,682
2.875% 5/15/43	118,182,000	105,329,708
2.875% 8/15/45	36,332,000	32,124,017
2.875% 11/15/46	25,000	22,158
2.875% 5/15/49	638,599,000	580,775,853
2.875% 5/15/52	117,480,000	108,265,163
3% 5/15/42	100,699,000	92,536,874
3% 11/15/44	109,417,000	98,945,452
3% 5/15/45	135,524,000	122,448,051
3% 11/15/45	65,242,000	59,031,268
3% 2/15/47	512,294,000	464,666,667
3% 5/15/47	219,562,000	199,492,661
3% 2/15/48	676,869,000	619,943,261
3% 8/15/48	100,182,000	92,280,927
3% 2/15/49	637,787,000	592,942,602
3% 8/15/52	203,700,000	193,101,234
3.125% 11/15/41	59,163,000	55,698,729
3.125% 2/15/42	14,640,000	13,763,888
3.125% 2/15/43	114,181,000	106,125,887
3.125% 8/15/44	77,766,000	71,912,286
3.125% 5/15/48	348,642,000	328,063,950
3.25% 5/15/42	241,680,000	231,182,025
3.375% 8/15/42	164,400,000	160,418,438
3.375% 5/15/44	122,930,000	118,593,836
3.375% 11/15/48	13,091,000	12,965,715
3.5% 2/15/39	106,134,000	108,762,474
3.625% 8/15/43	125,692,000	126,300,821
3.625% 2/15/44	134,657,000	135,062,023
3.75% 8/15/41	90,738,000	93,644,452
3.75% 11/15/43	85,269,000	87,307,462
3.875% 8/15/40	46,505,000	49,224,452
4.25% 5/15/39	7,357,000	8,257,945
4.25% 11/15/40	61,567,000	68,399,494
4.375% 2/15/38	135,904,000	155,111,057
4.375% 11/15/39	17,280,000	19,645,200
4.375% 5/15/40	79,923,000	90,578,359
4.375% 5/15/41	80,788,000	91,019,042
4.5% 2/15/36	133,278,000	153,665,369
4.5% 5/15/38	33,092,000	38,245,821
4.5% 8/15/39	1,044,000	1,205,738
4.625% 2/15/40	35,743,000	41,868,177
4.75% 2/15/37	35,563,000	42,099,090
4.75% 2/15/41	19,013,000	22,501,440
5% 5/15/37	145,827,000	176,855,112
U.S. Treasury Notes 2.75% 8/15/32 (b)	19,400,000	18,714,938

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,195,833,902)		16,618,594,607

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	189,682,574	189,720,511
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	15,362,274	15,363,810
TOTAL MONEY MARKET FUNDS (Cost $205,084,321)		205,084,321

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $20,400,918,223)	16,823,678,928
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(74,440,328)
NET ASSETS - 100.0%	16,749,238,600

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	125,270,842	528,595,025	464,145,356	392,049	-	-	189,720,511	0.4%
Fidelity Securities Lending Cash Central Fund 2.34%	133,000,000	4,550,800,893	4,668,437,083	383,164	-	-	15,363,810	0.0%
Total	258,270,842	5,079,395,918	5,132,582,439	775,213	-	-	205,084,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	16,618,594,607	-	16,618,594,607	-

Money Market Funds	205,084,321	205,084,321	-	-
Total Investments in Securities:	16,823,678,928	205,084,321	16,618,594,607	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,014,633) - See accompanying schedule:	$16,618,594,607
Unaffiliated issuers (cost $20,195,833,902)
Fidelity Central Funds (cost $205,084,321)	205,084,321

Total Investment in Securities (cost $20,400,918,223)		$16,823,678,928
Receivable for investments sold		3,899,203
Receivable for fund shares sold		218,462,241
Interest receivable		70,681,780
Distributions receivable from Fidelity Central Funds		273,589
Total assets		17,116,995,741
Liabilities
Payable for investments purchased	$352,134,412
Payable for fund shares redeemed	222,731
Distributions payable	80
Other payables and accrued expenses	36,108
Collateral on securities loaned	15,363,810
Total Liabilities		367,757,141
Net Assets		$16,749,238,600
Net Assets consist of:
Paid in capital		$20,530,317,361
Total accumulated earnings (loss)		(3,781,078,761)
Net Assets		$16,749,238,600
Net Asset Value , offering price and redemption price per share ($16,749,238,600 ÷ 2,578,493,432 shares)		$6.50

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$214,866,645
Income from Fidelity Central Funds (including $383,164 from security lending)		775,213
Total Income		215,641,858
Expenses
Custodian fees and expenses	71,449
Independent trustees' fees and expenses	24,724
Total expenses before reductions	96,173
Expense reductions	(2)
Total expenses after reductions		96,171
Net Investment income (loss)		215,545,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(195,040,233)
Total net realized gain (loss)		(195,040,233)
Change in net unrealized appreciation (depreciation) on investment securities		(3,301,792,229)
Net gain (loss)		(3,496,832,462)
Net increase (decrease) in net assets resulting from operations		$(3,281,286,775)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,545,687	$245,724,588
Net realized gain (loss)	(195,040,233)	12,567,404
Change in net unrealized appreciation (depreciation)	(3,301,792,229)	(430,136,750)
Net increase (decrease) in net assets resulting from operations	(3,281,286,775)	(171,844,758)
Distributions to shareholders	(205,930,889)	(285,111,393)
Share transactions
Proceeds from sales of shares	6,124,860,439	8,332,557,368
Reinvestment of distributions	205,930,889	285,074,438
Cost of shares redeemed	(1,223,353,245)	(2,388,088,438)
Net increase (decrease) in net assets resulting from share transactions	5,107,438,083	6,229,543,368
Total increase (decrease) in net assets	1,620,220,419	5,772,587,217

Net Assets
Beginning of period	15,129,018,181	9,356,430,964
End of period	$16,749,238,600	$15,129,018,181

Other Information
Shares
Sold	851,490,209	1,004,893,922
Issued in reinvestment of distributions	30,139,914	33,982,195
Redeemed	(181,545,947)	(283,430,527)
Net increase (decrease)	700,084,176	755,445,590

Fidelity® Series Long-Term Treasury Bond Index

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.05	$8.33	$10.06	$8.43	$8.36	$8.59
Income from Investment Operations
Net investment income (loss) B,C	.091	.175	.201	.249	.248	.241
Net realized and unrealized gain (loss)	(1.554)	(.253)	(.752)	2.319	.069	(.244)
Total from investment operations	(1.463)	(.078)	(.551)	2.568	.317	(.003)
Distributions from net investment income	(.087)	(.169)	(.199)	(.243)	(.247)	(.227)
Distributions from net realized gain	-	(.033)	(.980)	(.695)	-	-
Total distributions	(.087)	(.202)	(1.179)	(.938)	(.247)	(.227)
Net asset value, end of period	$6.50	$8.05	$8.33	$10.06	$8.43	$8.36
Total Return D,E	(18.23)%	(1.01)%	(6.47)%	31.91%	3.84%	(.12)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.61% I	2.10%	2.03%	2.68%	2.98%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$16,749,239	$15,129,018	$9,356,431	$7,414,223	$10,466,444	$4,380,830
Portfolio turnover rate J	11% I	18%	56%	33% K	23%	15%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   market discount and   losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 455,113
Gross unrealized depreciation	(3,566,145,317)
Net unrealized appreciation (depreciation)	$(3,565,690,204)
Tax cost	$20,389,369,132

The Fund elected to defer to its next fiscal year approximately $9,524,226 of capital losses recognized during the period November 1, 2021 to February 28, 2022.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Long-Term Treasury Bond Index Fund	$ 41,103	$ -	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Series Long-Term Treasury Bond Index Fund	-%- D
Actual		$ 1,000	$ 817.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

1.9872675.106
XS8-SANN-1022
Fidelity® SAI U.S. Treasury Bond Index Fund

Semi-Annual Report
August 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	25.7
1 - 1.99%	28.2
2 - 2.99%	30.2
3 - 3.99%	8.1
4 - 4.99%	1.0
5 - 5.99%	1.1
6 - 6.99%	3.8
7 - 7.99%	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
1.125% 5/15/40	72,984,000	49,674,735
1.125% 8/15/40	146,737,000	98,967,227
1.25% 5/15/50	28,872,000	17,852,144
1.375% 11/15/40	173,534,300	122,084,091
1.375% 8/15/50	46,570,000	29,779,332
1.625% 11/15/50	18,637,500	12,751,399
1.75% 8/15/41	195,327,000	145,121,857
1.875% 2/15/41	14,329,000	10,977,917
1.875% 2/15/51	108,131,000	78,897,615
1.875% 11/15/51	84,163,000	61,287,759
2% 11/15/41	101,600,000	78,922,563
2% 2/15/50	73,378,000	55,503,578
2% 8/15/51	108,945,000	81,844,931
2.25% 5/15/41	83,633,000	68,200,098
2.25% 8/15/46	1,800,000	1,409,063
2.25% 8/15/49	71,080,000	56,925,085
2.25% 2/15/52	133,800,000	106,872,750
2.375% 2/15/42	191,400,000	158,293,791
2.375% 11/15/49	179,560,000	147,975,676
2.375% 5/15/51	163,237,000	134,389,961
2.5% 2/15/45	1,000	827
2.5% 2/15/46	26,923,000	22,193,597
2.5% 5/15/46	21,383,000	17,620,093
2.75% 8/15/42	70,438,000	61,880,883
2.75% 11/15/42	29,826,000	26,147,848
2.75% 8/15/47	57,931,000	50,338,871
2.75% 11/15/47	23,318,000	20,297,590
2.875% 5/15/43	21,584,000	19,236,740
2.875% 8/15/45	64,054,000	56,635,246
2.875% 11/15/46	12,089,000	10,714,821
2.875% 5/15/49	11,811,000	10,741,551
2.875% 5/15/52	123,000,000	113,352,188
3% 5/15/42	31,038,000	28,522,225
3% 11/15/44	4,000,000	3,617,188
3% 5/15/45	7,200,000	6,505,312
3% 11/15/45	10,200,000	9,229,008
3% 2/15/47	77,389,000	70,194,241
3% 5/15/47	84,592,000	76,859,763
3% 2/15/48	46,259,000	42,368,546
3% 8/15/48	51,808,000	47,722,049
3% 2/15/49	120,511,000	112,037,570
3% 8/15/52	18,100,000	17,158,234
3.125% 8/15/25	18,000,000	17,818,594
3.125% 11/15/41	58,864,000	55,417,237
3.125% 2/15/43	1,000	929
3.125% 5/15/48	96,704,500	90,996,668
3.25% 5/15/42	64,100,000	61,315,656
3.375% 8/15/42	9,500,000	9,269,922
3.375% 5/15/44	4,900,000	4,727,160
3.375% 11/15/48	187,391,300	185,597,907
3.5% 2/15/39	315,000	322,801
3.625% 8/15/43	15,601,000	15,676,567
3.625% 2/15/44	26,356,000	26,435,274
3.75% 8/15/41	12,045,000	12,430,816
3.75% 11/15/43	12,484,000	12,782,446
3.875% 8/15/40	10,674,000	11,298,179
4.25% 5/15/39	7,898,000	8,865,197
4.25% 11/15/40	13,880,000	15,420,355
4.375% 2/15/38	17,484,000	19,954,981
4.375% 11/15/39	4,140,000	4,706,663
4.375% 5/15/41	817,000	920,465
4.5% 2/15/36	26,832,200	30,936,688
4.5% 8/15/39	3,831,000	4,424,506
4.625% 2/15/40	4,405,000	5,159,872
4.75% 2/15/37	13,000	15,389
4.75% 2/15/41	54,900,000	64,972,863
5% 5/15/37	5,067,000	6,145,123
5.25% 11/15/28	31,601,000	34,910,464
5.25% 2/15/29	774,000	859,533
5.375% 2/15/31	51,362,000	59,487,629
5.5% 8/15/28	66,565,000	74,131,569
6% 2/15/26	3,771,000	4,075,184
6.125% 11/15/27	143,904,000	162,470,989
6.125% 8/15/29	12,944,000	15,216,784
6.25% 8/15/23	67,375,000	69,185,703
6.25% 5/15/30	12,278,000	14,778,204
6.375% 8/15/27	49,000,000	55,599,688
6.5% 11/15/26	121,539,000	136,080,952
6.625% 2/15/27	24,450,000	27,647,602
6.75% 8/15/26	23,000	25,831
6.875% 8/15/25	107,691,000	117,715,518
7.5% 11/15/24	30,367,000	32,938,705
7.625% 11/15/22	50,000	50,489
7.625% 2/15/25	20,938,000	22,953,283
U.S. Treasury Notes:
0.125% 8/15/23	1,745,000	1,690,264
0.125% 9/15/23	44,956,000	43,431,711
0.125% 10/15/23	6,857,000	6,605,487
0.125% 12/15/23	121,834,200	116,760,948
0.125% 1/15/24	127,763,000	122,043,610
0.125% 2/15/24	52,741,000	50,248,164
0.25% 11/15/23	179,672,000	172,948,336
0.25% 3/15/24	61,537,000	58,570,725
0.25% 5/15/24	115,780,000	109,638,232
0.25% 5/31/25	68,744,000	62,935,669
0.25% 6/30/25	90,476,400	82,669,276
0.25% 7/31/25	76,826,000	69,971,680
0.25% 8/31/25	47,244,000	42,897,921
0.25% 9/30/25	81,580,000	73,925,502
0.25% 10/31/25	52,921,300	47,815,221
0.375% 10/31/23	43,600,000	42,077,406
0.375% 4/15/24	75,049,000	71,372,771
0.375% 7/15/24	119,138,000	112,529,564
0.375% 8/15/24	183,032,000	172,400,414
0.375% 9/15/24	94,577,000	88,843,269
0.375% 4/30/25	11,267,000	10,379,284
0.375% 11/30/25	21,000,000	18,998,438
0.375% 12/31/25	58,183,100	52,517,066
0.375% 1/31/26	13,705,000	12,337,177
0.375% 7/31/27	106,214,000	92,095,006
0.375% 9/30/27	68,726,000	59,238,590
0.5% 11/30/23	157,300,000	151,634,743
0.5% 3/31/25	62,681,000	58,095,004
0.5% 2/28/26	130,411,000	117,665,362
0.5% 4/30/27	53,944,000	47,308,467
0.5% 5/31/27	25,220,000	22,072,426
0.5% 6/30/27	23,781,000	20,768,430
0.5% 8/31/27	76,109,000	66,205,911
0.625% 10/15/24	114,674,000	108,035,451
0.625% 7/31/26	129,205,000	115,931,204
0.625% 3/31/27	17,704,000	15,656,283
0.625% 11/30/27	30,400,700	26,429,609
0.625% 12/31/27	161,839,900	140,351,860
0.625% 5/15/30	194,827,000	160,595,288
0.625% 8/15/30	137,994,900	113,204,331
0.75% 12/31/23	184,300,000	177,791,906
0.75% 3/31/26	157,216,000	142,851,616
0.75% 4/30/26	54,688,000	49,605,861
0.75% 5/31/26	144,299,000	130,618,778
0.75% 8/31/26	75,299,000	67,774,982
0.75% 1/31/28	154,028,000	134,239,012
0.875% 1/31/24	136,800,000	131,857,032
0.875% 6/30/26	55,301,000	50,211,580
0.875% 9/30/26	93,577,000	84,537,316
0.875% 11/15/30	137,380,900	114,836,480
1% 12/15/24	168,400,000	159,269,563
1% 7/31/28	75,309,000	65,833,598
1.125% 1/15/25	38,000,000	35,966,406
1.125% 2/28/25	143,825,900	135,775,021
1.125% 10/31/26	114,815,000	104,616,199
1.125% 2/28/27	3,938,000	3,572,351
1.125% 2/29/28	50,970,000	45,289,633
1.125% 8/31/28	209,607,000	184,347,719
1.125% 2/15/31	109,498,000	93,103,241
1.25% 7/31/23	5,561,000	5,450,432
1.25% 8/31/24 (b)	46,824,000	44,843,125
1.25% 11/30/26	81,129,000	74,233,035
1.25% 12/31/26	60,300,000	55,101,480
1.25% 3/31/28	132,308,000	118,095,226
1.25% 4/30/28	71,799,000	63,999,273
1.25% 5/31/28	196,074,000	174,597,770
1.25% 6/30/28	95,235,000	84,625,226
1.25% 9/30/28	35,238,000	31,167,736
1.25% 8/15/31	182,666,000	155,473,026
1.375% 8/31/23	1,103,000	1,080,164
1.375% 9/30/23	6,179,000	6,041,421
1.375% 12/31/28	26,100,000	23,214,726
1.375% 11/15/31	96,246,000	82,444,474
1.5% 2/29/24	82,300,000	79,940,304
1.5% 9/30/24	26,223,000	25,196,616
1.5% 10/31/24	2,615,000	2,508,766
1.5% 8/15/26	33,170,000	30,791,089
1.5% 1/31/27	69,100,000	63,760,946
1.5% 11/30/28	78,300,000	70,154,965
1.5% 2/15/30	49,893,000	44,256,650
1.625% 10/31/23	5,035,000	4,930,366
1.625% 2/15/26	29,244,000	27,467,655
1.625% 5/15/26	35,738,000	33,475,059
1.625% 10/31/26	105,277,000	97,989,858
1.625% 11/30/26	9,625,000	8,956,138
1.625% 8/15/29	211,462,000	190,266,238
1.625% 5/15/31	231,893,000	204,853,914
1.75% 6/30/24	115,065,800	111,568,879
1.75% 7/31/24	84,636,000	81,974,595
1.75% 12/31/24	262,983,000	252,925,953
1.75% 3/15/25	95,900,000	91,861,709
1.75% 12/31/26	9,596,000	8,968,137
1.75% 1/31/29	76,900,000	69,918,922
1.75% 11/15/29	41,007,000	37,225,065
1.875% 8/31/24	1,000	970
1.875% 6/30/26	46,405,000	43,836,411
1.875% 7/31/26	63,142,000	59,568,064
1.875% 2/28/27	193,900,000	181,803,973
1.875% 2/28/29	51,800,000	47,479,961
1.875% 2/15/32	205,900,000	183,910,518
2% 4/30/24	2,462,000	2,404,008
2% 5/31/24	43,408,000	42,334,669
2% 6/30/24	97,375,000	94,864,551
2% 2/15/25	6,597,000	6,368,167
2% 8/15/25	34,227,000	32,795,081
2% 11/15/26	124,450,000	117,498,300
2.125% 11/30/23	2,629,000	2,586,587
2.125% 2/29/24	3,213,000	3,150,121
2.125% 7/31/24	12,095,000	11,798,295
2.125% 9/30/24	30,004,000	29,210,535
2.125% 11/30/24	147,546,000	143,229,127
2.125% 5/31/26	2,400,000	2,289,000
2.25% 12/31/23	35,029,000	34,467,989
2.25% 1/31/24	7,160,000	7,038,336
2.25% 4/30/24	1,000	980
2.25% 10/31/24	27,138,000	26,453,189
2.25% 11/15/24	49,622,000	48,348,498
2.25% 12/31/24	6,055,000	5,888,251
2.25% 11/15/25	106,223,000	102,206,443
2.25% 3/31/26	13,873,000	13,312,661
2.25% 2/15/27	44,880,000	42,735,928
2.25% 8/15/27	28,284,000	26,858,752
2.25% 11/15/27	6,200,000	5,873,531
2.375% 2/29/24	31,698,000	31,187,860
2.375% 8/15/24	35,598,000	34,866,572
2.375% 4/30/26	44,609,000	42,998,894
2.375% 5/15/27	7,901,000	7,555,023
2.375% 3/31/29	10,000,000	9,429,297
2.375% 5/15/29	124,499,000	117,403,529
2.5% 8/15/23	17,536,000	17,371,600
2.5% 1/31/24	207,306,000	204,471,737
2.5% 4/30/24	69,400,000	68,299,359
2.5% 5/15/24	68,026,000	66,939,179
2.5% 5/31/24	25,000,000	24,586,914
2.5% 1/31/25	5,697,000	5,567,260
2.5% 2/28/26	2,000	1,936
2.5% 3/31/27	95,900,000	92,341,210
2.625% 2/28/23	4,000	3,988
2.625% 3/31/25	16,295,000	15,950,641
2.625% 4/15/25	179,400,000	175,503,656
2.625% 1/31/26	1,204,000	1,171,078
2.625% 5/31/27	137,800,000	133,461,452
2.625% 2/15/29	128,344,000	123,089,918
2.75% 11/15/23	22,659,000	22,465,159
2.75% 2/15/24	9,154,000	9,059,242
2.75% 2/28/25	46,680,000	45,850,336
2.75% 5/15/25	11,800,000	11,572,758
2.75% 6/30/25 (b)	182,760,000	179,154,774
2.75% 8/31/25	28,037,000	27,444,499
2.75% 4/30/27	152,400,000	148,334,015
2.75% 2/15/28	86,418,200	83,717,631
2.75% 5/31/29	54,500,000	52,588,242
2.75% 8/15/32 (b)	28,700,000	27,686,531
2.875% 9/30/23 (b)	42,000,000	41,740,781
2.875% 10/31/23	174,771,000	173,624,065
2.875% 11/30/23	29,487,000	29,273,910
2.875% 4/30/25	80,986,000	79,685,795
2.875% 5/31/25	5,889,000	5,792,154
2.875% 6/15/25	84,100,000	82,707,094
2.875% 7/31/25	105,997,000	104,204,160
2.875% 5/15/28	73,985,000	72,077,574
2.875% 8/15/28	66,476,000	64,712,828
2.875% 4/30/29	52,700,000	51,246,633
2.875% 5/15/32	163,400,000	159,263,938
3% 6/30/24	76,400,000	75,737,468
3% 7/15/25	28,400,000	28,020,594
3% 9/30/25	98,160,000	96,760,453
3% 10/31/25	11,284,000	11,119,589
3.125% 8/31/27	9,600,000	9,514,500
3.125% 11/15/28	55,303,000	54,600,911
3.25% 6/30/27	9,800,000	9,753,297
3.25% 6/30/29	69,300,000	69,018,469

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,684,234,813)		15,482,441,079

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	100,033,142	100,053,148
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	128,382,118	128,394,956
TOTAL MONEY MARKET FUNDS (Cost $228,448,104)		228,448,104

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $16,912,682,917)	15,710,889,183
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(144,600,365)
NET ASSETS - 100.0%	15,566,288,818

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	35,697,335	1,214,284,270	1,149,928,457	340,049	-	-	100,053,148	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	665,434,093	1,853,348,135	2,390,387,272	215,724	-	-	128,394,956	0.4%
Total	701,131,428	3,067,632,405	3,540,315,729	555,773	-	-	228,448,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	15,482,441,079	-	15,482,441,079	-

Money Market Funds	228,448,104	228,448,104	-	-
Total Investments in Securities:	15,710,889,183	228,448,104	15,482,441,079	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $125,221,452) - See accompanying schedule:	$15,482,441,079
Unaffiliated issuers (cost $16,684,234,813)
Fidelity Central Funds (cost $228,448,104)	228,448,104

Total Investment in Securities (cost $16,912,682,917)		$15,710,889,183
Receivable for investments sold		133,871,241
Receivable for fund shares sold		16,104,559
Interest receivable		60,432,962
Distributions receivable from Fidelity Central Funds		145,994
Prepaid expenses		27,092
Receivable from investment adviser for expense reductions		215,030
Total assets		15,921,686,061
Liabilities
Payable for investments purchased	$211,102,359
Payable for fund shares redeemed	11,475,510
Distributions payable	3,376,162
Accrued management fee	521,516
Other payables and accrued expenses	526,740
Collateral on securities loaned	128,394,956
Total Liabilities		355,397,243
Net Assets		$15,566,288,818
Net Assets consist of:
Paid in capital		$16,916,636,367
Total accumulated earnings (loss)		(1,350,347,549)
Net Assets		$15,566,288,818
Net Asset Value , offering price and redemption price per share ($15,566,288,818 ÷ 1,735,015,748 shares)		$8.97

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$118,066,662
Income from Fidelity Central Funds (including $215,724 from security lending)		555,773
Total Income		118,622,435
Expenses
Management fee	$2,594,205
Custodian fees and expenses	54,195
Independent trustees' fees and expenses	19,097
Registration fees	984,919
Audit	28,294
Legal	3,222
Miscellaneous	27,608
Total expenses before reductions	3,711,540
Expense reductions	(1,729,284)
Total expenses after reductions		1,982,256
Net Investment income (loss)		116,640,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(78,289,910)
Total net realized gain (loss)		(78,289,910)
Change in net unrealized appreciation (depreciation) on investment securities		(910,098,153)
Net gain (loss)		(988,388,063)
Net increase (decrease) in net assets resulting from operations		$(871,747,884)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,640,179	$122,231,822
Net realized gain (loss)	(78,289,910)	(108,943,126)
Change in net unrealized appreciation (depreciation)	(910,098,153)	(275,137,045)
Net increase (decrease) in net assets resulting from operations	(871,747,884)	(261,848,349)
Distributions to shareholders	(94,263,876)	(115,889,986)
Share transactions
Proceeds from sales of shares	8,770,441,168	7,463,193,121
Reinvestment of distributions	84,363,660	115,399,217
Cost of shares redeemed	(3,549,858,117)	(5,548,868,507)
Net increase (decrease) in net assets resulting from share transactions	5,304,946,711	2,029,723,831
Total increase (decrease) in net assets	4,338,934,951	1,651,985,496

Net Assets
Beginning of period	11,227,353,867	9,575,368,371
End of period	$15,566,288,818	$11,227,353,867

Other Information
Shares
Sold	957,919,773	743,958,224
Issued in reinvestment of distributions	9,215,147	11,501,245
Redeemed	(378,943,790)	(556,662,183)
Net increase (decrease)	588,191,130	198,797,286

Fidelity® SAI US. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.10	$10.60	$9.65	$9.55	$9.77
Income from Investment Operations
Net investment income (loss) B,C	.082	.106	.168	.229	.233	.192
Net realized and unrealized gain (loss)	(.837)	(.316)	(.191)	.937	.072	(.247)
Total from investment operations	(.755)	(.210)	(.023)	1.166	.305	(.055)
Distributions from net investment income	(.065)	(.098)	(.175)	(.216)	(.205)	(.165)
Distributions from net realized gain	-	(.002)	(.302)	-	-	-
Total distributions	(.065)	(.100)	(.477)	(.216)	(.205)	(.165)
Net asset value, end of period	$8.97	$9.79	$10.10	$10.60	$9.65	$9.55
Total Return D,E	(7.72)%	(2.09)%	(.33)%	12.21%	3.23%	(.59)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06% H	.05%	.05%	.08%	.15%	.16%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.04%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.04%
Net investment income (loss)	1.78% H	1.06%	1.56%	2.27%	2.45%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$15,566,289	$11,227,354	$9,575,368	$9,284,624	$2,897,538	$1,081,044
Portfolio turnover rate I	45% H	45%	167%	23%	73%	144%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022, is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   market discount, capital loss carryforwards and   losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 3,292,510
Gross unrealized depreciation	(1,185,376,842)
Net unrealized appreciation (depreciation)	$(1,182,084,332)
Tax cost	$16,892,973,515

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(75,299,262)
Long-term	(28,551,095)
Total capital loss carryforward	$(103,850,357)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity SAI U.S. Treasury Bond Index Fund	$ 10,271
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Treasury Bond Index Fund	$ 22,662	$ -	$-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets.   This reimbursement will remain in place through June 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,729,267.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	36%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® SAI U.S. Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 922.80	$ .15
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9872607.106
UYB-SANN-1022
Fidelity® SAI Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	14.5
2 - 2.99%	54.9
3 - 3.99%	29.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
1.25% 5/15/50	224,853,000	139,031,177
1.375% 8/15/50	441,948,000	282,605,027
1.625% 11/15/50	150,542,000	102,997,779
1.875% 2/15/51	287,213,000	209,564,517
1.875% 11/15/51	150,800,000	109,813,031
2% 2/15/50	85,743,800	64,857,146
2% 8/15/51	1,068,288,000	802,551,358
2.25% 8/15/46	155,154,000	121,456,491
2.25% 8/15/49	128,313,000	102,760,670
2.25% 2/15/52	216,600,000	173,009,250
2.375% 11/15/49	12,625,000	10,404,282
2.375% 5/15/51	165,670,000	136,393,005
2.5% 2/15/45	81,579,700	67,437,094
2.5% 2/15/46	103,885,000	85,636,139
2.5% 5/15/46	169,400,000	139,589,571
2.75% 8/15/42	112,603,500	98,923,934
2.75% 11/15/42	152,719,100	133,885,733
2.75% 8/15/47	220,457,000	191,565,076
2.75% 11/15/47	77,254,000	67,247,193
2.875% 5/15/43	87,520,200	78,002,378
2.875% 8/15/45	163,159,100	144,261,962
2.875% 11/15/46	304,196,000	269,617,469
2.875% 5/15/49	121,018,000	110,060,198
2.875% 5/15/52	440,800,000	406,224,750
3% 5/15/42	13,470,700	12,378,837
3% 11/15/44	800	723
3% 5/15/45	157,846,800	142,617,049
3% 11/15/45	103,206,000	93,381,273
3% 2/15/47	395,746,000	358,953,989
3% 5/15/47	290,348,000	263,808,378
3% 2/15/48	26,187,000	23,984,632
3% 8/15/48	75,355,000	69,411,963
3% 2/15/49	235,859,000	219,275,164
3% 8/15/52	20,000,000	18,959,375
3.125% 2/15/42	9,168,100	8,619,447
3.125% 2/15/43	54,354,600	50,520,053
3.125% 8/15/44	84,564,300	78,198,854
3.125% 5/15/48	205,894,000	193,741,428
3.25% 5/15/42	100,200,000	95,847,563
3.375% 5/15/44	17,923,800	17,291,566
3.375% 11/15/48	31,147,000	30,848,914
3.625% 8/15/43	297,600	299,042
3.625% 2/15/44	88,500	88,766
3.75% 11/15/43	60,982,100	62,439,953
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,055,501,451)		5,788,562,199

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $49,611,347)	49,601,427	49,611,347

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,105,112,798)	5,838,173,546
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,613,325)
NET ASSETS - 100.0%	5,830,560,221

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	43,056,139	231,357,255	224,802,047	101,231	-	-	49,611,347	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	-	1,095,183,016	1,095,183,016	101,698	-	-	-	0.0%
Total	43,056,139	1,326,540,271	1,319,985,063	202,929	-	-	49,611,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	5,788,562,199	-	5,788,562,199	-

Money Market Funds	49,611,347	49,611,347	-	-
Total Investments in Securities:	5,838,173,546	49,611,347	5,788,562,199	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$5,788,562,199
Unaffiliated issuers (cost $7,055,501,451)
Fidelity Central Funds (cost $49,611,347)	49,611,347

Total Investment in Securities (cost $7,105,112,798)		$5,838,173,546
Receivable for investments sold		60,714,434
Receivable for fund shares sold		1,735,239
Interest receivable		28,213,950
Distributions receivable from Fidelity Central Funds		69,148
Prepaid expenses		9,121
Receivable from investment adviser for expense reductions		74,744
Total assets		5,928,990,182
Liabilities
Payable for investments purchased	$96,613,236
Payable for fund shares redeemed	1,550,688
Distributions payable	22,046
Accrued management fee	193,944
Other payables and accrued expenses	50,047
Total Liabilities		98,429,961
Net Assets		$5,830,560,221
Net Assets consist of:
Paid in capital		$7,588,772,310
Total accumulated earnings (loss)		(1,758,212,089)
Net Assets		$5,830,560,221
Net Asset Value , offering price and redemption price per share ($5,830,560,221 ÷ 683,246,288 shares)		$8.53

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$74,363,117
Income from Fidelity Central Funds (including $101,698 from security lending)		202,929
Total Income		74,566,046
Expenses
Management fee	$1,150,262
Custodian fees and expenses	481
Independent trustees' fees and expenses	9,608
Registration fees	37,551
Audit	27,791
Legal	1,867
Miscellaneous	8,513
Total expenses before reductions	1,236,073
Expense reductions	(356,735)
Total expenses after reductions		879,338
Net Investment income (loss)		73,686,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(458,744,475)
Total net realized gain (loss)		(458,744,475)
Change in net unrealized appreciation (depreciation) on investment securities		(1,033,324,402)
Net gain (loss)		(1,492,068,877)
Net increase (decrease) in net assets resulting from operations		$(1,418,382,169)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,686,708	$74,369,825
Net realized gain (loss)	(458,744,475)	(13,042,389)
Change in net unrealized appreciation (depreciation)	(1,033,324,402)	(192,798,690)
Net increase (decrease) in net assets resulting from operations	(1,418,382,169)	(131,471,254)
Distributions to shareholders	(71,341,283)	(75,688,216)
Share transactions
Proceeds from sales of shares	2,938,884,520	9,113,616,478
Reinvestment of distributions	71,179,241	75,547,230
Cost of shares redeemed	(2,776,418,329)	(3,070,001,136)
Net increase (decrease) in net assets resulting from share transactions	233,645,432	6,119,162,572
Total increase (decrease) in net assets	(1,256,078,020)	5,912,003,102

Net Assets
Beginning of period	7,086,638,241	1,174,635,139
End of period	$5,830,560,221	$7,086,638,241

Other Information
Shares
Sold	314,114,977	826,731,045
Issued in reinvestment of distributions	7,872,304	6,792,550
Redeemed	(300,723,177)	(277,961,421)
Net increase (decrease)	21,264,104	555,562,174

Fidelity® SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$11.04	$12.59	$9.72	$9.59	$9.86
Income from Investment Operations
Net investment income (loss) B,C	.117	.219	.227	.251	.292	.278
Net realized and unrealized gain (loss)	(2.183)	(.309)	(.965)	2.876	.123	(.272)
Total from investment operations	(2.066)	(.090)	(.738)	3.127	.415	.006
Distributions from net investment income	(.114)	(.213)	(.226)	(.257)	(.285)	(.276)
Distributions from net realized gain	-	(.027)	(.586)	-	-	-
Total distributions	(.114)	(.240)	(.812)	(.257)	(.285)	(.276)
Net asset value, end of period	$8.53	$10.71	$11.04	$12.59	$9.72	$9.59
Total Return D,E	(19.35)%	(.85)%	(6.39)%	32.55%	4.38%	(.03)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.08%	.05%	.08%	.20%	.18%
Expenses net of fee waivers, if any	.03% H	.03%	.03%	.03%	.03%	.06%
Expenses net of all reductions	.03% H	.03%	.03%	.03%	.03%	.06%
Net investment income (loss)	2.54% H	1.97%	1.77%	2.21%	2.99%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$5,830,560	$7,086,638	$1,174,635	$1,055,440	$60,238	$825,447
Portfolio turnover rate I	105% H	62%	47%	18%	57%	128%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   market discount, capital loss carryforwards and   losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 88,057
Gross unrealized depreciation	(1,331,241,921)
Net unrealized appreciation (depreciation)	$(1,331,153,864)
Tax cost	$7,169,327,410
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,166,156)
Long-term	(10,556,233)
Total capital loss carryforward	$(24,722,389)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Long-Term Treasury Bond Index Fund	$ 5,493
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Long-Term Treasury Bond Index Fund	$ 10,745	$ -	$-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $356,735.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	39%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	48%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® SAI Long-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 806.50	$ .14
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9869415.106
SV5-SANN-1022
Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report
August 31, 2022

Contents

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	47.4
1 - 1.99%	19.6
2 - 2.99%	28.5
3 - 3.99%	2.2
6 - 6.99%	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
6.625% 2/15/27	450,000	508,852
6.75% 8/15/26	3,900,000	4,380,035
6.875% 8/15/25	3,600,000	3,935,109
U.S. Treasury Notes:
0.125% 7/15/23	324,000	314,672
0.125% 7/31/23	12,821,000	12,436,370
0.125% 9/15/23	30,293,000	29,265,878
0.125% 10/15/23	33,784,000	32,544,813
0.125% 12/15/23	3,701,000	3,546,888
0.125% 1/15/24	685,000	654,336
0.125% 2/15/24	40,867,000	38,935,396
0.25% 9/30/23	44,389,000	42,880,467
0.25% 11/15/23	26,249,000	25,266,713
0.25% 3/15/24	46,484,000	44,243,326
0.25% 5/15/24	28,554,000	27,039,299
0.25% 6/15/24	38,452,000	36,314,609
0.25% 5/31/25	79,499,000	72,781,955
0.25% 6/30/25	42,247,000	38,601,546
0.25% 7/31/25	59,960,000	54,610,444
0.25% 8/31/25	1,777,000	1,613,530
0.25% 9/30/25	65,935,000	59,748,443
0.25% 10/31/25	63,258,000	57,154,591
0.375% 10/31/23	36,750,000	35,466,621
0.375% 4/15/24	44,274,000	42,105,266
0.375% 7/15/24	54,339,000	51,324,884
0.375% 8/15/24	34,514,000	32,509,222
0.375% 9/15/24	53,100,000	49,880,813
0.375% 4/30/25	48,230,000	44,430,004
0.375% 11/30/25	63,822,000	57,738,966
0.375% 12/31/25	46,456,000	41,931,984
0.375% 1/31/26	40,841,000	36,764,877
0.375% 7/31/27	45,927,000	39,821,938
0.5% 11/30/23	12,500,000	12,049,805
0.5% 3/31/25	30,156,000	27,949,665
0.5% 2/28/26	55,301,000	49,896,191
0.5% 6/30/27	40,100,000	35,020,144
0.5% 8/31/27	30,365,000	26,413,992
0.625% 10/15/24	24,850,000	23,411,418
0.625% 7/31/26	59,512,000	53,398,072
0.75% 11/15/24	31,100,000	29,303,246
0.75% 3/31/26	37,599,000	34,163,685
0.75% 4/30/26	59,732,000	54,181,124
0.75% 5/31/26	49,484,000	44,792,685
0.75% 8/31/26	62,155,000	55,944,356
0.875% 6/30/26	57,168,000	51,906,758
0.875% 9/30/26	27,650,000	24,978,967
1% 12/15/24	79,745,000	75,421,319
1.125% 1/15/25	34,788,000	32,926,299
1.125% 2/28/25	33,469,000	31,595,521
1.125% 10/31/26	61,100,000	55,672,602
1.25% 8/31/24 (b)	19,418,000	18,596,528
1.25% 11/30/26	33,550,000	30,698,250
1.25% 12/31/26	57,400,000	52,451,492
1.375% 8/31/23	1,762,000	1,725,521
1.375% 9/30/23	34,330,000	33,565,621
1.375% 1/31/25	19,747,000	18,788,191
1.5% 2/29/24	8,450,000	8,207,723
1.5% 9/30/24	20,352,000	19,555,410
1.5% 10/31/24	24,948,000	23,934,488
1.5% 11/30/24	20,762,000	19,881,237
1.5% 2/15/25	650,000	619,658
1.5% 1/31/27	43,913,000	40,520,035
1.625% 10/31/23	1,735,000	1,698,945
1.625% 2/15/26	3,511,000	3,297,734
1.625% 5/15/26	1,845,000	1,728,174
1.625% 10/31/26	42,600,000	39,651,281
1.75% 6/30/24	14,133,000	13,703,489
1.75% 7/31/24	5,038,000	4,879,579
1.75% 12/31/24	27,106,000	26,069,407
1.75% 3/15/25	22,450,000	21,504,644
1.875% 8/31/24	3,571,000	3,462,475
1.875% 2/28/27	59,550,000	55,835,104
2% 4/30/24	1,027,000	1,002,809
2% 5/31/24	45,928,000	44,792,359
2% 6/30/24	32,927,000	32,078,101
2% 2/15/25	7,900,000	7,625,969
2% 8/15/25	22,242,000	21,311,485
2.125% 11/30/23	5,445,000	5,357,157
2.125% 2/29/24	20,624,000	20,220,382
2.125% 3/31/24	27,019,000	26,462,788
2.125% 7/31/24	7,076,000	6,902,417
2.125% 9/30/24	17,000	16,550
2.125% 11/30/24	37,262,000	36,171,795
2.125% 5/15/25	55,509,000	53,546,670
2.25% 12/31/23	37,411,000	36,811,840
2.25% 1/31/24	17,721,000	17,419,881
2.25% 4/30/24	17,179,000	16,841,459
2.25% 10/31/24	2,533,000	2,469,081
2.25% 11/15/24	31,103,000	30,304,771
2.25% 12/31/24	2,818,000	2,740,395
2.25% 11/15/25	9,088,000	8,744,360
2.375% 2/29/24	39,518,000	38,882,007
2.375% 8/15/24	17,074,000	16,723,183
2.5% 1/31/24	45,171,000	44,553,428
2.5% 4/30/24	15,400,000	15,155,766
2.5% 5/15/24	33,474,000	32,939,201
2.5% 1/31/25	2,729,000	2,666,851
2.5% 3/31/27	47,350,000	45,592,871
2.625% 12/31/23 (b)	34,764,000	34,390,559
2.625% 4/15/25	49,000,000	47,935,781
2.625% 5/31/27	58,650,000	56,803,441
2.75% 7/31/23	383,000	380,801
2.75% 8/31/23	5,463,000	5,422,668
2.75% 11/15/23	17,933,000	17,779,589
2.75% 2/15/24	48,364,000	47,863,357
2.75% 2/28/25	36,148,000	35,505,526
2.75% 4/30/27	57,000,000	55,479,258
2.75% 7/31/27	14,000,000	13,624,844
2.875% 10/31/23	23,630,000	23,474,928
2.875% 11/30/23	15,625,000	15,512,085
3% 6/30/24	11,700,000	11,598,539
3% 7/15/25	11,150,000	11,001,043
3.25% 6/30/27	47,600,000	47,373,156

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,347,177,621)		3,169,631,833

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	19,302,852	19,306,713
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	48,694,831	48,699,700
TOTAL MONEY MARKET FUNDS (Cost $68,006,413)		68,006,413

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,415,184,034)	3,237,638,246
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(57,262,072)
NET ASSETS - 100.0%	3,180,376,174

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	9,351,397	291,442,941	281,487,625	36,678	-	-	19,306,713	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	119,243,354	360,186,596	430,730,250	48,516	-	-	48,699,700	0.1%
Total	128,594,751	651,629,537	712,217,875	85,194	-	-	68,006,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,169,631,833	-	3,169,631,833	-

Money Market Funds	68,006,413	68,006,413	-	-
Total Investments in Securities:	3,237,638,246	68,006,413	3,169,631,833	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,507,231) - See accompanying schedule:	$3,169,631,833
Unaffiliated issuers (cost $3,347,177,621)
Fidelity Central Funds (cost $68,006,413)	68,006,413

Total Investment in Securities (cost $3,415,184,034)		$3,237,638,246
Receivable for investments sold		108,151,648
Receivable for fund shares sold		2,332,175
Interest receivable		8,987,609
Distributions receivable from Fidelity Central Funds		18,790
Total assets		3,357,128,468
Liabilities
Payable for investments purchased	$124,371,470
Payable for fund shares redeemed	2,757,473
Distributions payable	843,810
Accrued management fee	79,841
Collateral on securities loaned	48,699,700
Total Liabilities		176,752,294
Net Assets		$3,180,376,174
Net Assets consist of:
Paid in capital		$3,403,266,673
Total accumulated earnings (loss)		(222,890,499)
Net Assets		$3,180,376,174
Net Asset Value , offering price and redemption price per share ($3,180,376,174 ÷ 318,428,422 shares)		$9.99

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$19,162,199
Income from Fidelity Central Funds (including $48,516 from security lending)		85,194
Total Income		19,247,393
Expenses
Management fee	$521,970
Independent trustees' fees and expenses	5,779
Total expenses before reductions	527,749
Expense reductions	(12)
Total expenses after reductions		527,737
Net Investment income (loss)		18,719,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(49,845,151)
Total net realized gain (loss)		(49,845,151)
Change in net unrealized appreciation (depreciation) on investment securities		(96,453,697)
Net gain (loss)		(146,298,848)
Net increase (decrease) in net assets resulting from operations		$(127,579,192)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,719,656	$31,714,610
Net realized gain (loss)	(49,845,151)	5,267,370
Change in net unrealized appreciation (depreciation)	(96,453,697)	(129,483,880)
Net increase (decrease) in net assets resulting from operations	(127,579,192)	(92,501,900)
Distributions to shareholders	(15,814,297)	(48,800,799)
Share transactions
Proceeds from sales of shares	676,814,522	1,885,488,331
Reinvestment of distributions	11,389,726	39,601,993
Cost of shares redeemed	(1,275,764,409)	(1,743,414,750)
Net increase (decrease) in net assets resulting from share transactions	(587,560,161)	181,675,574
Total increase (decrease) in net assets	(730,953,650)	40,372,875

Net Assets
Beginning of period	3,911,329,824	3,870,956,949
End of period	$3,180,376,174	$3,911,329,824

Other Information
Shares
Sold	66,921,603	177,138,775
Issued in reinvestment of distributions	1,128,144	3,723,908
Redeemed	(126,269,910)	(163,962,558)
Net increase (decrease)	(58,220,163)	16,900,125

Fidelity® Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.76	$10.72	$10.30	$10.22	$10.40
Income from Investment Operations
Net investment income (loss) C,D	.054	.087	.127	.217	.191	.061
Net realized and unrealized gain (loss)	(.398)	(.333)	.068	.402	.065	(.182)
Total from investment operations	(.344)	(.246)	.195	.619	.256	(.121)
Distributions from net investment income	(.046)	(.086)	(.125)	(.199)	(.176)	(.059)
Distributions from net realized gain	-	(.048)	(.030)	-	-	-
Total distributions	(.046)	(.134)	(.155)	(.199)	(.176)	(.059)
Net asset value, end of period	$9.99	$10.38	$10.76	$10.72	$10.30	$10.22
Total Return E,F	(3.31)%	(2.31)%	1.82%	6.06%	2.53%	(1.17)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of all reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Net investment income (loss)	1.07% I	.82%	1.17%	2.07%	1.85%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,180,376	$3,911,330	$3,870,957	$2,570,535	$1,886,881	$483
Portfolio turnover rate J	41% I	48%	54%	46%	46%	41%

A For the year ended February 29.

B For the period October 4, 2017 (commencement of sale of shares) through February 28, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	19.6
1 - 1.99%	54.3
2 - 2.99%	21.0
3 - 3.99%	3.1
5 - 5.99%	0.5
6 - 6.99%	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bonds:
5.25% 11/15/28	6,121,000	6,762,031
5.25% 2/15/29	4,044,000	4,490,894
5.375% 2/15/31	1,650,000	1,911,035
5.5% 8/15/28	8,591,000	9,567,555
6.125% 8/15/29	15,900,000	18,691,816
6.25% 5/15/30	3,004,000	3,615,713
6.375% 8/15/27	3,000	3,404
6.625% 2/15/27	315,000	356,196
U.S. Treasury Notes:
0.375% 7/31/27	33,717,000	29,235,010
0.375% 9/30/27	81,378,000	70,144,021
0.5% 4/30/27	7,448,000	6,531,838
0.5% 5/31/27	11,846,000	10,367,564
0.5% 6/30/27	15,576,000	13,602,837
0.5% 8/31/27	35,283,000	30,692,075
0.5% 10/31/27	17,738,000	15,356,535
0.625% 11/30/27	152,115,000	132,244,978
0.625% 12/31/27	107,652,000	93,358,674
0.625% 5/15/30	134,205,000	110,624,763
0.625% 8/15/30	203,722,000	167,123,661
0.75% 1/31/28	67,143,000	58,516,698
0.875% 11/15/30	174,391,000	145,773,165
1% 7/31/28	101,843,000	89,029,082
1.125% 2/29/28	59,502,000	52,870,781
1.125% 8/31/28	137,961,000	121,335,622
1.125% 2/15/31	177,988,000	151,338,469
1.25% 3/31/28	108,727,000	97,047,341
1.25% 4/30/28	110,745,000	98,714,459
1.25% 5/31/28	76,584,000	68,195,659
1.25% 6/30/28	143,773,000	127,755,789
1.25% 9/30/28	116,300,000	102,866,442
1.25% 8/15/31	201,308,000	171,339,844
1.375% 10/31/28	98,700,000	87,866,133
1.375% 12/31/28	100,950,000	89,790,292
1.375% 11/15/31	220,635,000	188,996,285
1.5% 11/30/28	73,500,000	65,854,277
1.5% 2/15/30	157,037,000	139,296,726
1.625% 8/15/29	217,726,000	195,902,369
1.625% 5/15/31	128,816,000	113,795,853
1.75% 1/31/29	103,820,000	94,395,091
1.75% 11/15/29	127,636,000	115,864,571
1.875% 2/28/29	49,732,000	45,584,429
1.875% 2/15/32	253,322,000	226,267,998
2.25% 8/15/27	3,419,000	3,246,714
2.25% 11/15/27	32,237,000	30,539,520
2.375% 5/15/27	23,819,000	22,775,988
2.375% 3/31/29	89,575,000	84,462,927
2.375% 5/15/29	95,998,000	90,526,864
2.625% 2/15/29	103,403,000	99,169,940
2.625% 7/31/29	22,400,000	21,472,500
2.75% 2/15/28	114,880,000	111,290,000
2.75% 5/31/29	18,200,000	17,561,578
2.75% 8/15/32 (b)	47,050,000	45,388,547
2.875% 5/15/28	99,320,000	96,759,406
2.875% 8/15/28	162,829,000	158,510,215
2.875% 4/30/29	23,436,000	22,789,679
2.875% 5/15/32	144,950,000	141,280,953
3.125% 11/15/28	116,940,000	115,455,410
3.125% 8/31/29	9,350,000	9,257,961
3.25% 6/30/29	13,350,000	13,295,766

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,886,874,163)		4,456,861,943

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c)	33,302,937	33,309,598
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	10,135,596	10,136,610
TOTAL MONEY MARKET FUNDS (Cost $43,446,208)		43,446,208

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $4,930,320,371)	4,500,308,151
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(41,765,959)
NET ASSETS - 100.0%	4,458,542,192

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	15,440,149	268,054,640	250,185,191	59,187	-	-	33,309,598	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	65,865,998	563,922,805	619,652,193	40,377	-	-	10,136,610	0.0%
Total	81,306,147	831,977,445	869,837,384	99,564	-	-	43,446,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	4,456,861,943	-	4,456,861,943	-

Money Market Funds	43,446,208	43,446,208	-	-
Total Investments in Securities:	4,500,308,151	43,446,208	4,456,861,943	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,906,233) - See accompanying schedule:	$4,456,861,943
Unaffiliated issuers (cost $4,886,874,163)
Fidelity Central Funds (cost $43,446,208)	43,446,208

Total Investment in Securities (cost $4,930,320,371)		$4,500,308,151
Receivable for investments sold		125,943,617
Receivable for fund shares sold		7,568,476
Interest receivable		13,770,781
Distributions receivable from Fidelity Central Funds		37,061
Total assets		4,647,628,086
Liabilities
Payable for investments purchased	151,777,268
Payable for fund shares redeemed	26,094,193
Distributions payable	966,727
Accrued management fee	111,096
Collateral on securities loaned	10,136,610
Total Liabilities		189,085,894
Net Assets		$4,458,542,192
Net Assets consist of:
Paid in capital		$4,966,083,432
Total accumulated earnings (loss)		(507,541,240)
Net Assets		$4,458,542,192
Net Asset Value , offering price and redemption price per share ($4,458,542,192 ÷ 448,480,331 shares)		$9.94

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$36,698,986
Income from Fidelity Central Funds (including $40,377 from security lending)		99,564
Total Income		36,798,550
Expenses
Management fee	$643,747
Independent trustees' fees and expenses	6,780
Total expenses before reductions	650,527
Expense reductions	(8)
Total expenses after reductions		650,519
Net Investment income (loss)		36,148,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(77,580,134)
Total net realized gain (loss)		(77,580,134)
Change in net unrealized appreciation (depreciation) on investment securities		(316,147,405)
Net gain (loss)		(393,727,539)
Net increase (decrease) in net assets resulting from operations		$(357,579,508)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,148,031	$58,338,354
Net realized gain (loss)	(77,580,134)	(9,363,340)
Change in net unrealized appreciation (depreciation)	(316,147,405)	(169,085,176)
Net increase (decrease) in net assets resulting from operations	(357,579,508)	(120,110,162)
Distributions to shareholders	(31,487,123)	(84,287,703)
Share transactions
Proceeds from sales of shares	1,651,760,821	2,051,062,106
Reinvestment of distributions	26,192,966	73,718,068
Cost of shares redeemed	(1,226,855,975)	(2,095,638,739)
Net increase (decrease) in net assets resulting from share transactions	451,097,812	29,141,435
Total increase (decrease) in net assets	62,031,181	(175,256,430)

Net Assets
Beginning of period	4,396,511,011	4,571,767,441
End of period	$4,458,542,192	$4,396,511,011

Other Information
Shares
Sold	162,126,801	184,052,227
Issued in reinvestment of distributions	2,576,703	6,598,166
Redeemed	(120,836,958)	(187,788,298)
Net increase (decrease)	43,866,546	2,862,095

Fidelity® Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$11.38	$11.65	$10.54	$10.37	$10.77
Income from Investment Operations
Net investment income (loss) C,D	.086	.151	.174	.255	.258	.091
Net realized and unrealized gain (loss)	(.941)	(.443)	(.092)	1.092	.153	(.405)
Total from investment operations	(.855)	(.292)	.082	1.347	.411	(.314)
Distributions from net investment income	(.075)	(.148)	(.171)	(.237)	(.241)	(.086)
Distributions from net realized gain	-	(.070)	(.181)	-	-	-
Total distributions	(.075)	(.218)	(.352)	(.237)	(.241)	(.086)
Net asset value, end of period	$9.94	$10.87	$11.38	$11.65	$10.54	$10.37
Total Return E,F	(7.88)%	(2.60)%	.63%	12.91%	4.02%	(2.94)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of all reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Net investment income (loss)	1.67% I	1.35%	1.46%	2.30%	2.47%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,458,542	$4,396,511	$4,571,767	$3,508,883	$2,292,750	$97,998
Portfolio turnover rate J	39% I	54%	56%	58%	65%	43%

A For the year ended February 29.

B For the period October 4, 2017 (commencement of sale of shares) through February 28, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary August 31, 2022 (Unaudited)
Coupon Distribution (% of Fund's Investments)

1 - 1.99%	23.7
2 - 2.99%	37.0
3 - 3.99%	31.9
4 - 4.99%	5.9
5 - 5.99%	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
1.125% 5/15/40	98,109,000	66,775,438
1.125% 8/15/40	90,454,000	61,006,983
1.25% 5/15/50	503,000	311,015
1.375% 11/15/40	117,338,000	82,549,116
1.375% 8/15/50	114,295,000	73,086,294
1.625% 11/15/50	112,431,000	76,923,007
1.75% 8/15/41	127,105,000	94,435,043
1.875% 2/15/41	134,848,000	103,311,477
1.875% 2/15/51	147,960,000	107,958,783
1.875% 11/15/51	161,750,000	117,786,855
2% 11/15/41	153,550,000	119,277,161
2% 2/15/50	70,116,900	53,036,861
2% 8/15/51	101,854,000	76,517,818
2.25% 5/15/41	109,377,000	89,193,525
2.25% 8/15/46	6,913,000	5,411,583
2.25% 8/15/49	70,459,000	56,427,751
2.25% 2/15/52	102,100,000	81,552,375
2.375% 2/15/42	73,200,000	60,538,691
2.375% 11/15/49	103,795,000	85,537,621
2.375% 5/15/51	148,047,000	121,884,318
2.5% 2/15/45	6,914,000	5,715,393
2.5% 2/15/46	35,673,000	29,406,536
2.5% 5/15/46	5,162,000	4,253,609
2.75% 8/15/42	22,337,000	19,623,403
2.75% 11/15/42	29,275,000	25,664,798
2.75% 8/15/47	42,342,000	36,792,882
2.75% 11/15/47	71,175,000	61,955,613
2.875% 5/15/43	21,668,000	19,311,605
2.875% 8/15/45	70,037,500	61,925,735
2.875% 11/15/46	26,629,000	23,602,032
2.875% 5/15/49	107,140,000	97,438,807
2.875% 5/15/52	96,050,000	88,516,078
3% 5/15/42	42,101,000	38,688,517
3% 11/15/44	36,887,000	33,356,799
3% 5/15/45	52,314,000	47,266,516
3% 11/15/45	31,982,000	28,937,464
3% 2/15/47	39,890,000	36,181,477
3% 5/15/47	8,957,000	8,138,274
3% 2/15/48	80,797,000	74,001,846
3% 8/15/48	97,541,000	89,848,215
3% 2/15/49	113,384,000	105,411,688
3% 8/15/52	9,500,000	9,005,703
3.125% 11/15/41	20,670,000	19,459,675
3.125% 2/15/42	26,856,000	25,248,836
3.125% 2/15/43	40,847,000	37,965,372
3.125% 8/15/44	384,300	355,372
3.125% 5/15/48	96,353,000	90,665,914
3.25% 5/15/42	38,950,000	37,258,109
3.375% 8/15/42	28,400,000	27,712,188
3.375% 5/15/44	2,829,300	2,729,501
3.375% 11/15/48	108,244,000	107,208,071
3.5% 2/15/39	1,381,000	1,415,201
3.625% 8/15/43	59,253,000	59,540,007
3.625% 2/15/44	51,875,000	52,031,030
3.75% 8/15/41	21,581,000	22,272,266
3.75% 11/15/43	75,518,000	77,323,352
3.875% 8/15/40	21,472,000	22,727,609
4.25% 5/15/39	9,481,000	10,642,052
4.25% 11/15/40	12,599,000	13,997,194
4.375% 2/15/38	7,560,000	8,628,441
4.375% 11/15/39	22,043,000	25,060,136
4.375% 5/15/40	23,064,000	26,138,900
4.375% 5/15/41	14,303,000	16,114,341
4.5% 2/15/36	16,765,000	19,329,521
4.5% 5/15/38	1,660,000	1,918,532
4.5% 8/15/39	3,533,000	4,080,339
4.625% 2/15/40	24,872,000	29,134,245
4.75% 2/15/37	7,528,000	8,911,564
4.75% 2/15/41	27,471,000	32,511,285
5% 5/15/37	11,619,000	14,091,215
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,945,572,305)		3,273,034,973

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $29,911,459)	29,905,478	29,911,459

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,975,483,764)	3,302,946,432
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,815,670)
NET ASSETS - 100.0%	3,293,130,762

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	21,154,053	229,708,857	220,951,451	69,989	-	-	29,911,459	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	-	302,433,234	302,433,234	25,800	-	-	-	0.0%
Total	21,154,053	532,142,091	523,384,685	95,789	-	-	29,911,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	3,273,034,973	-	3,273,034,973	-

Money Market Funds	29,911,459	29,911,459	-	-
Total Investments in Securities:	3,302,946,432	29,911,459	3,273,034,973	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$3,273,034,973
Unaffiliated issuers (cost $3,945,572,305)
Fidelity Central Funds (cost $29,911,459)	29,911,459

Total Investment in Securities (cost $3,975,483,764)		$3,302,946,432
Receivable for investments sold		24,703,816
Receivable for fund shares sold		14,529,745
Interest receivable		16,984,694
Distributions receivable from Fidelity Central Funds		53,505
Total assets		3,359,218,192
Liabilities
Payable for investments purchased	61,383,697
Payable for fund shares redeemed	4,107,206
Distributions payable	513,249
Accrued management fee	83,278
Total Liabilities		66,087,430
Net Assets		$3,293,130,762
Net Assets consist of:
Paid in capital		$4,052,929,135
Total accumulated earnings (loss)		(759,798,373)
Net Assets		$3,293,130,762
Net Asset Value , offering price and redemption price per share ($3,293,130,762 ÷ 292,619,906 shares)		$11.25

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$44,786,899
Income from Fidelity Central Funds (including $25,800 from security lending)		95,789
Total Income		44,882,688
Expenses
Management fee	$507,467
Independent trustees' fees and expenses	5,571
Total expenses before reductions	513,038
Expense reductions	(36)
Total expenses after reductions		513,002
Net Investment income (loss)		44,369,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(74,696,368)
Total net realized gain (loss)		(74,696,368)
Change in net unrealized appreciation (depreciation) on investment securities		(679,797,483)
Net gain (loss)		(754,493,851)
Net increase (decrease) in net assets resulting from operations		$(710,124,165)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,369,686	$74,334,449
Net realized gain (loss)	(74,696,368)	1,805,659
Change in net unrealized appreciation (depreciation)	(679,797,483)	(139,208,919)
Net increase (decrease) in net assets resulting from operations	(710,124,165)	(63,068,811)
Distributions to shareholders	(42,925,909)	(98,737,664)
Share transactions
Proceeds from sales of shares	805,394,408	2,110,562,315
Reinvestment of distributions	39,820,230	92,767,395
Cost of shares redeemed	(657,294,017)	(1,195,118,970)
Net increase (decrease) in net assets resulting from share transactions	187,920,621	1,008,210,740
Total increase (decrease) in net assets	(565,129,453)	846,404,265

Net Assets
Beginning of period	3,858,260,215	3,011,855,950
End of period	$3,293,130,762	$3,858,260,215

Other Information
Shares
Sold	66,732,557	145,754,682
Issued in reinvestment of distributions	3,353,401	6,392,889
Redeemed	(54,162,470)	(83,311,906)
Net increase (decrease)	15,923,488	68,835,665

Fidelity® Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$13.94	$14.49	$16.10	$12.53	$12.42	$13.06
Income from Investment Operations
Net investment income (loss) C,D	.158	.310	.336	.378	.381	.136
Net realized and unrealized gain (loss)	(2.696)	(.448)	(1.296)	3.562	.101	(.627)
Total from investment operations	(2.538)	(.138)	(.960)	3.940	.482	(.491)
Distributions from net investment income	(.152)	(.301)	(.330)	(.370)	(.372)	(.149)
Distributions from net realized gain	-	(.111)	(.320)	-	-	-
Total distributions	(.152)	(.412)	(.650)	(.370)	(.372)	(.149)
Net asset value, end of period	$11.25	$13.94	$14.49	$16.10	$12.53	$12.42
Total Return E,F	(18.26)%	(1.02)%	(6.32)%	31.86%	3.94%	(3.81)%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of fee waivers, if any	.03% I	.03%	.03%	.03%	.03%	.03% I
Expenses net of all reductions	.03% I	.03%	.03%	.03%	.03%	.03% I
Net investment income (loss)	2.60% I	2.15%	2.04%	2.69%	3.04%	3.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,293,131	$3,858,260	$3,011,856	$2,691,210	$2,366,042	$314,669
Portfolio turnover rate J	22% I	22%	41%	54%	34%	24%

A For the year ended February 29.

B For the period October 4, 2017 (commencement of sale of shares) through February 28, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$3,411,564,958	$ 985,531	$ (174,912,243)	$ (173,926,712)
Fidelity Intermediate Treasury Bond Index Fund	4,932,526,367	49,129	(432,267,345)	(432,218,216)
Fidelity Long-Term Treasury Bond Index Fund	3,991,940,847	12,272,390	(701,266,805)	(688,994,415)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward

Fidelity Intermediate Treasury Bond Index Fund	(6,008,961)	(-)	(6,008,961)
Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to February 28, 2022. Loss deferrals were as follows:
Capital losses
Fidelity Short-Term Treasury Bond Index Fund	$ (3,207,151)
Fidelity Long-Term Treasury Bond Index Fund	(9,002,210)
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Treasury Bond Index Fund	$ 5,119	$ -	$-
Fidelity Intermediate Treasury Bond Index Fund	$ 4,345	$ -	$-
Fidelity Long-Term Treasury Bond Index Fund	$ 2,711	$ -	$ -
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Short-Term Treasury Bond Index Fund	$ 12
Fidelity Intermediate Treasury Bond Index Fund	8
Fidelity Long-Term Treasury Bond Index Fund	36
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
Fidelity Multi-Asset Index Fund
Fidelity Long-Term Treasury Bond Index Fund	11%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.
Fund	% of shares held
Fidelity Long-Term Treasury Bond Index Fund	26%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Short-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 966.90	$ .15
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

Fidelity® Intermediate Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 921.20	$ .15
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

Fidelity® Long-Term Treasury Bond Index Fund	.03%
Actual		$ 1,000	$ 817.40	$ .14
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9885079.104
LBX-I-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022